CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Activities
Net loss for the year	$ (114,276)	$ (4,923)
Adjustments for:
Depletion, depreciation and amortization	137,411	118,283
Share-based payments	13,958	12,290
Income tax expense	52,872	30,173
Finance costs	20,323	21,004
Acquisition costs	0	1,973
Loss on write-down of plant and equipment	0	2,501
Unrealized loss from marketable securities and silver futures derivatives	4,242	1,521
Gain on sale of royalty portfolio	(4,301)	0
Reversal of impairment	(2,651)	0
Other	1,843	(6,067)
Operating cash flows before non-cash working capital and taxes	109,421	176,755
Net change in non-cash working capital items	(27,686)	(31,504)
Income taxes paid	(62,747)	(76,528)
Cash provided by operating activities	18,988	68,723
Investing Activities
Restricted cash acquired on the acquisition of Jerritt Canyon	0	30,000
Reclassification to restricted cash related to the acquisition of Jerritt Canyon	0	(12,574)
Expenditures on mining interests	(157,975)	(132,409)
Acquisition of property, plant and equipment	(59,705)	(56,558)
Deposits paid for acquisition of non-current assets	(1,135)	(7,839)
Jerritt Canyon acquisition costs, net of cash acquired	0	(948)
Other	5,018	(425)
Cash used in investing activities	(213,797)	(180,753)
Financing Activities
Proceeds from prospectus offering, net of share issue costs	113,395	66,674
Proceeds from 2021 convertible debenture, net of transaction costs	0	222,776
Payment for redemption of 2018 convertible debenture	0	(171,841)
Proceeds from exercise of stock options	4,664	21,793
Repayment of lease liabilities	(13,469)	(9,287)
Finance costs paid	(3,172)	(4,326)
Proceeds from debt facilities	50,000	30,000
Repayment of debt facilities	(30,000)	(40,000)
Dividends declared and paid	(6,867)	(3,930)
Shares repurchased and cancelled	(665)	(42)
Cash provided by financing activities	113,886	111,817
Effect of exchange rate on cash and cash equivalents held in foreign currencies	(346)	(439)
Decrease in cash and cash equivalents	(80,923)	(213)
Cash and cash equivalents at beginning of period	237,926	238,578
Cash and cash equivalent reclassified as held for sale	(5,219)	0
Cash and cash equivalents at end of period	$ 151,438	$ 237,926